May 11, 2010

Supplement

SUPPLEMENT DATED MAY 11, 2010 TO THE PROSPECTUSES OF

Morgan Stanley Series Funds—Morgan Stanley Alternative Opportunities Fund,
Dated November 30, 2009
Morgan Stanley Balanced Fund,
Dated May 29, 2009
Morgan Stanley Select Dimensions Investment Series—The Balanced Portfolio,
Dated April 30, 2010 (Class X and Class Y)
Morgan Stanley California Tax-Free Income Fund,
Dated April 30, 2010
Morgan Stanley Series Funds—Morgan Stanley Commodities Alpha Fund,
Dated November 30, 2009
Morgan Stanley Convertible Securities Trust,
Dated January 29, 2010
Morgan Stanley Select Dimensions Investment Series—The Dividend Growth Portfolio,
Dated April 30, 2010 (Class X and Class Y)
Morgan Stanley Variable Investment Series—The Dividend Growth Portfolio,
Dated April 30, 2010 (Class X and Class Y)
Morgan Stanley Dividend Growth Securities Inc.,
Dated June 30, 2009
Morgan Stanley Equally-Weighted S&P 500 Fund,
Dated October 30, 2009
Morgan Stanley Select Dimensions Investment Series—The Equally-Weighted S&P 500 Portfolio,
Dated April 30, 2010 (Class X and Class Y)
Morgan Stanley Fundamental Value Fund,
Dated January 29, 2010
Morgan Stanley FX Series Funds—The FX Alpha Plus Strategy Portfolio,
Dated March 1, 2010
Morgan Stanley FX Series Funds—The FX Alpha Strategy Portfolio,
Dated March 1, 2010
Morgan Stanley Global Advantage Fund,
Dated September 30, 2009
Morgan Stanley Variable Investment Series—The Global Dividend Growth Portfolio,
Dated April 30, 2010 (Class X and Class Y)
Morgan Stanley Global Dividend Growth Securities,
Dated July 31, 2009
Morgan Stanley Health Sciences Trust,
Dated November 30, 2009
Morgan Stanley Variable Investment Series—The High Yield Portfolio,
Dated April 30, 2010 (Class X and Class Y)
Morgan Stanley High Yield Securities Inc.,
Dated December 31, 2009
Morgan Stanley Variable Investment Series—The Income Builder Portfolio,
Dated April 30, 2010 (Class X and Class Y)
Morgan Stanley Mid-Cap Value Fund,
Dated December 31, 2009
Morgan Stanley New York Tax-Free Income Fund,
Dated April 30, 2010
Morgan Stanley Pacific Growth Fund Inc.,
Dated February 26, 2010

Morgan Stanley S&P 500 Index Fund,
Dated December 31, 2009
Morgan Stanley Variable Investment Series—The S&P 500 Index Portfolio,
Dated April 30, 2010 (Class X and Class Y)
Morgan Stanley Small-Mid Special Value Fund,
Dated August 31, 2009
Morgan Stanley Special Value Fund,
Dated November 30, 2009
Morgan Stanley Tax-Exempt Securities Trust,
Dated April 30, 2010
Morgan Stanley Technology Fund,
Dated July 31, 2009
Morgan Stanley Value Fund,
Dated January 29, 2010
(each a "Fund")

On May 11, 2010, shareholders of each Fund approved an Agreement and Plan of Reorganization with respect to each Fund (each a "Plan"). Pursuant to each Plan, substantially all of the assets of the applicable Fund will be combined with those of a newly organized mutual fund advised by an affiliate of Invesco Ltd. (each a "New Fund"). Each such combination is referred to herein as a "Reorganization." Pursuant to each Plan, shareholders of the applicable Fund will become shareholders of a New Fund, receiving shares of such New Fund equal to the value of their holdings in the Fund. Each shareholder of a Fund will receive the class of shares of the New Fund that corresponds to the class of shares of the Fund currently held by that shareholder. It is anticipated that each Reorganization will be consummated on or about June 1, 2010 (the "Closing Date").

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

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